Acquisitions and Strategic Investments (Preliminary Purchase Price Allocation/Purchase Price Allocation and World Color Press) (Details) (USD $)	12 Months Ended			1 Months Ended	0 Months Ended		9 Months Ended	0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 31, 2012	Dec. 18, 2013	Dec. 18, 2013	Sep. 30, 2014	Sep. 08, 2011	Jan. 16, 2013
Business Acquisition [Line Items]
Cash consideration	$ 0	$ 25,900,000	$ 0
Business Acquisition, Preliminary Purchase Price Allocation [Abstract]
Property, plant and equipment	141,100,000
Business Acquisition, Preliminary Purchase Price Allocation, Amortizable Intangible Assets	63,000,000
Goodwill	773,100,000	768,600,000	787,100,000				772,100,000
Vertis [Member]
Business Acquisition [Line Items]
Cash consideration	25,900,000			25,900,000
Business Acquisition, Preliminary Purchase Price Allocation [Abstract]
Cash and cash equivalents									4,100,000
Accounts receivable									133,400,000
Other current assets									40,500,000
Property, plant and equipment									127,800,000
Business Acquisition, Preliminary Purchase Price Allocation, Amortizable Intangible Assets									25,600,000
Accounts payable and accrued liabilities									(54,000,000)
Other long-term liabilities									(12,000,000)
Purchase price									265,400,000
Proteus Packaging and Transpak Corporation [Member]
Business Acquisition [Line Items]
Cash consideration					43,100,000	43,100,000	5,000,000
Business Acquisition, Preliminary Purchase Price Allocation [Abstract]
Accounts receivable					4,400,000	4,400,000
Other current assets					5,900,000	5,900,000
Property, plant and equipment					13,300,000	13,300,000
Business Acquisition, Preliminary Purchase Price Allocation, Amortizable Intangible Assets					24,000,000	24,000,000
Accounts payable and accrued liabilities					(3,700,000)	(3,700,000)
Other long-term liabilities					(2,800,000)	(2,800,000)
Goodwill, tax deductible					8,000,000	8,000,000
Purchase price					49,100,000	49,100,000
Transcontinental [Member]
Business Acquisition [Line Items]
Fair value of the acquired Transcontinental Mexican operations								63,600,000
Business Acquisition, Preliminary Purchase Price Allocation [Abstract]
Accounts receivable								15,300,000
Other current assets								11,900,000
Property, plant and equipment								35,700,000
Business Acquisition, Preliminary Purchase Price Allocation, Amortizable Intangible Assets								4,600,000
Other long-term assets								500,000
Accounts payable and accrued liabilities								(14,900,000)
Other long-term liabilities								(600,000)
Goodwill								11,100,000
Goodwill, tax deductible	0
Purchase price								$ 63,600,000